Borrowings from Fainancial Institutions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Borrowings from Fainancial Institutions [Abstract]
BORROWINGS FROM FAINANCIAL INSTITUTIONS

11.	BORROWINGS FROM FAINANCIAL INSTITUTIONS

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Current portion of long-term borrowings	$695,090	$1,007,787
Long-term borrowings	333,457	465,379
Total borrowings from financial institutions	$1,028,547	$1,473,166

The Company's borrowings are mainly used to support its business in Thailand. Those borrowings carry interest at the rate of MLR minus 1% per annum. Maturity date of borrowings is made and repayable on 30 November 2019, 1 February 2020, 1 August 2021 and 1 November 2021. For the six months ended 30 June, 2019, the interest expense was $6,875.

The Company has unused borrowing facilities of approximately $285,000 as at 30 June 2019.

11.	BORROWINGS FROM FAINANCIAL INSTITUTIONS

	31 December
	2018	2017
Current portion of long-term borrowings	$1,007,787	$661,964
Long-term borrowings	465,379	661,964
Borrowing from financial institutions	$1,473,166	$1,323,928

The Company's borrowings are mainly used to support its business in Thailand. These borrowings carry interest at the rate of MLR (6.25% as of 31 December 2018) minus 1% per annum. Maturity date of borrowings is made and repayable on 30 November 2019, 1 February 2020, 1 August 2021 and 1 November 2021. For the years ended 31 December 2018 and 2017, interest expense was $80,607 and $0 respectively.

The Company has unused borrowing facilities of approximately $253,000 from banks as of 31 December 2018.